Organization, Consolidation and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Principal Activities
Schedules of financial position, financial performance, and cash flows of the VIEs

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	50,397	22,371	3,123
Restricted cash	1,916	2,189	306
Accounts receivable, net	280,309	324,224	45,260
Prepayments and other current assets	102,237	105,643	14,747
Total current assets	434,859	454,427	63,436
Non-current assets:
Property and equipment, net	8,781	9,122	1,273
Intangible assets, net	57,985	48,738	6,804
Right-of-use assets, net	4,647	2,306	322
Goodwill	65,481	65,481	9,141
Deferred tax assets	31,064	39,335	5,491
Other non-current assets	225,643	193,227	26,973
Total non-current assets	393,601	358,209	50,004
Total assets	828,460	812,636	113,440
LIABILITIES:
Current liabilities:
Accounts payable	145,750	185,753	25,930
Accrued expenses and other current liabilities	32,165	39,127	5,462
Short-term debt	102,848	108,336	15,123
Short-term lease liabilities	2,818	1,674	234
Inter-group balance due to Parent and WFOE	43,306	40,004	5,584
Amounts due to a related party	1,350	270	38
Total current liabilities	328,237	375,164	52,371
Non-current liabilities:
Deferred tax liabilities	599	2	—
Long-term debt	4,706	3,230	451
Long-term lease liabilities	1,635	587	82
Other non-current liabilities	62,352	52,435	7,320
Total non-current liabilities	69,292	56,254	7,853
Total liabilities	397,529	431,418	60,224

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Revenue	1,561,087	1,090,360	152,208
Net loss	(37,556)	(40,402)	(5,640)

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Net cash used in operating activities	(30,556)	(33,894)	(4,731)
Net cash provided by investing activities	26,523	6,281	877
Net cash used in financing activities	(16,082)	(95)	(13)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	(45)	(6)
Net decrease in cash, cash equivalents and restricted cash	(20,115)	(27,753)	(3,873)